Accounts Receivable, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2022
Accounts Receivable, net
Accounts receivable, gross	$ 12,581	$ 12,048
Less: allowance for credit losses	(3,367)	(4,456)
Total accounts receivable, net	9,214	7,592
Allowance for doubtful accounts	1,530	$ 1,138	$ 288
Allowance for credit losses, write off	$ 304